ADVANCE TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2020
ADVANCE TO SUPPLIERS
Schedule of advances to suppliers

	December 31,	December 31,
	2020	2019
Forestry development program	1,015,115	1,087,149
Advance to suppliers	43,162	170,481
	1,058,277	1,257,630

Current	43,162	170,481
Non-current	1,015,115	1,087,149